Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Small Cap Value Fund
Prospectus Date	rr_ProspectusDate	Aug. 28, 2018
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2018